Loss on impairment of assets held for sale (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Loss on impairment of assets held for sale
Carrying amount of assets held for sale	$ 24,654				¥ 160,870
Fair value of assets held for sale	18,838				¥ 122,919
Loss on impairment of assets held for sale	$ 5,816	¥ 37,951	¥ 0	¥ 0